Valuation and Qualifying Accounts	12 Months Ended
Sep. 30, 2018
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts

VALUATION AND QUALIFYING ACCOUNTS

(In thousands)

	Accounts Receivable Allowances		Valuation Allowances on Net Deferred Tax Assets
Balance as of October 1, 2015	$33,837		$112,165
Charged to costs and expenses	24,004		13,800
Charged to other accounts	1,415		826
Deductions	(19,744	)(2)	(29,921	)(1)

Balance as of September 30, 2016	39,512		96,870
Charged to costs and expenses	17,282		16,425
Charged to other accounts	1,985		5,000	(3)
Deductions	(30,053	)(5)	(23,722	)(4)

Balance as of September 30, 2017	28,726		94,573
Charged to costs and expenses	6,134		18,173
Charged to other accounts	1,226		6,121	(3)
Deductions	(14,875	)(6)	(6,140)

Balance as of September 30, 2018	$21,211		$112,727

(1)

$9,231 of valuation allowances on deferred tax assets were written off against the related deferred tax assets, and the remaining deductions in the valuation allowances on net deferred tax assets were released to earnings.

(2)	$12,727 of accounts receivable allowances were written off against the related accounts receivables, and the remaining deductions in the accounts receivable allowances were released to earnings.

(3)	Includes valuation allowances on deferred tax assets incurred in connection with an acquisition.

(4)

$2,416 of valuation allowances on deferred tax assets were written off against the related deferred tax assets, and the remaining deductions in the valuation allowances on net deferred tax assets were released to earnings.

(5)

$3,008 of accounts receivable allowances were written off against the related accounts receivables, $5,291 of accounts receivable allowances were netted against deferred revenue, and the remaining deductions in the accounts receivable allowances were released to earnings.

(6)	$6,659 of accounts receivable allowances were written off against the related accounts receivables, and the remaining deductions in the accounts receivable allowances were released to earnings.